Consolidated Balance Sheets (Parenthetical) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Accumulated depreciation amount	$ 7,845
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	1,000,000
Preferred stock, shares outstanding	0	1,000,000
Class A Common Stock [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	30,717,046	217,046
Common stock, shares outstanding	30,717,046	217,046
Class B Common Stock [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	6,000,000	0
Common stock, shares outstanding	6,000,000	0
Class C Common Stock [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	73,400,000	0
Common stock, shares outstanding	73,400,000	0